CM Advisors Fund
CM ADVISORS FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Advisors Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Fund Class I Shares
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.30%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.31%
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor under the Investment Advisory Agreement from 1.25% to 1.00% of the Advisors Fund's average daily net assets.

Example

This Example is intended to help you compare the cost of investing in Class I shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CM Advisors Fund Class I Shares	133	415	718	1,579

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 45 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fund Class I shares Calendar Year Returns

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2012 is 12.59%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009)
Lowest:	-25.65% (quarter ended December 31, 2008)

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns CM Advisors Fund	1 Year	5 Years	Since Inception	Inception Date
Class I Shares	(3.52%)	(3.25%)	2.04%	May 13, 2003
Class I Shares - Return After Taxes on Distributions	(3.56%)	(3.55%)	1.63%	May 13, 2003
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.24%)	(2.77%)	1.70%	May 13, 2003
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	6.08%	May 13, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capitol loss on the sale of Fund shares.

CM Advisors Small Cap Value Fund
CM ADVISORS SMALL CAP VALUE FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”), formerly known as the CM Advisors Value Fund, is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Small Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Small Cap Value Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Small Cap Value Fund Class I Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		3.35%
Total Annual Fund Operating Expenses		4.35%
Fee Waivers and Expense Reimbursements	[1]	(3.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.25%
[1]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board.

Example

This Example is intended to help you compare the cost of investing in Class I shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2013 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CM Advisors Small Cap Value Fund Class I Shares	127	1,036	1,956	4,310

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the fiscal period ended February 29, 2012, the Small Cap Value Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization companies (“small cap”) that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2012 , the capitalization of the largest company by market cap in the Russell 2000 Value Index was $ 3.3 billion. The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Risks Related to Other Equity Securities - In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY
The Small Cap Value Fund is new and therefore does not have a performance history for a full calendar year to report.
CM Advisors Opportunity Fund
CM ADVISORS OPPORTUNITY FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Opportunity Fund (the “Opportunity Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Opportunity Fund CM Advisors Opportunity Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Opportunity Fund CM Advisors Opportunity Fund Shares
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		10.96%
Acquired Fund Fees and Expenses	[1]	0.11%
Total Annual Fund Operating Expenses	[1]	12.32%
Fee Waivers and Expense Reimbursements	[2]	(10.71%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1][2]	1.61%
[1]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Opportunity Fund's Financial Highlights, which reflect the operating expenses of the Opportunity Fund and do not include "Acquired Fund Fees and Expenses."
[2]	The Advisor has entered into an Expense Limitation Agreement with the Opportunity Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Opportunity Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Opportunity Fund expenses remains in effect only until July 1, 2013 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CM Advisors Opportunity Fund CM Advisors Opportunity Fund Shares	164	2,528	4,559	8,470

Portfolio Turnover

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Opportunity Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Opportunity Fund’s performance. During the most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE OPPORTUNITY FUND

To meet its investment objective, the Opportunity Fund invests primarily in common stocks of small cap U.S. companies that the Advisor believes show a high probability of superior prospects for above average growth. The Opportunity Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Growth Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Growth Index is a broad index of small capitalization stocks. As of May 31, 2012 , the capitalization of the largest company by market cap in the Russell 2000 Growth Index was $ 4.0 billion. The market capitalization of a company in the Opportunity Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling. The Fund will also invest in shares of small cap foreign issuers in the form of ADRs and shares of other RICs, including ETFs, that invest primarily in common stocks of small cap companies.

The Opportunity Fund invests in a broadly diversified number of equity securities, selected using a “bottom up” investment approach of extensively analyzing the financial and overall economic conditions of each potential investment. In particular, under this “bottom up” approach, the Advisor analyzes various factors such as capitalization/liquidity ratios, growth ratios (e.g., sales growth, earnings per share and internal profitability), catalyst events (e.g., earnings’ revisions, earnings’ surprises or disappointments, management changes and product introductions), valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

The Opportunity Fund may invest up to 50% of its net assets in other RICs. RICs include open-end mutual funds, closed-end funds and ETFs, and incur management fees and other operating expenses. A closed-end fund is a fund that has a set number of shares outstanding and trades like a stock on a stock exchange. ETFs generally consist of portfolios of stocks which closely track the performance and dividend yield of an index, either broad based, sector or international. ETFs trade like common stocks and can be bought and sold throughout a trading day.

The Opportunity Fund may utilize a strategy of short selling securities, including ETFs, to reduce volatility and enhance potential investment gain. The Opportunity Fund may engage in two types of short sales. Securities may be sold “against the box” or outright. A short sale “against the box” means that securities the Opportunity Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Opportunity Fund. If the Opportunity Fund does not purchase that security in the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is affected, the Opportunity Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short-term capital gain or loss. The Opportunity Fund may also invest in RICs that seek investment results that are inverse to those of an index.

The Opportunity Fund may invest up to 25% of its net assets in foreign securities traded on foreign exchanges. The Opportunity Fund may also invest in ADRs and ETFs that invest primarily in foreign securities. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. The Opportunity Fund will invest in foreign securities when, in the Advisor’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective.

While the Opportunity Fund’s primary focus is on investments in common stocks of small cap companies, the Fund may invest in cash or cash equivalent positions when the Advisor believes the equity markets offer limited investment opportunity or are overpriced. The Opportunity Fund may hold as much as 50% to 100% of the Opportunity Fund’s portfolio in cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity markets to offer more attractive opportunities.

In addition, the Opportunity Fund retains the flexibility to invest in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Opportunity Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Opportunity Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

PRINCIPAL RISKS OF INVESTING IN THE OPPORTUNITY FUND

All investments carry risks, and an investment in the Opportunity Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Opportunity Fund. To help you understand the risks of investing in the Opportunity Fund, the principal risks of an investment in the Opportunity Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Opportunity Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Opportunity Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Opportunity Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Short Selling Risk – The risk of price increases is the principal risk of engaging in short sales. The Opportunity Fund may suffer significant losses if the Fund establishes a short position by selling borrowed stock and the stock sold short appreciates rather than depreciates in value, since the price to replace the borrowed shares would be greater than the price the security was sold for by the Fund. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Opportunity Fund could be forced to cover the short position earlier than the Fund otherwise would. If the Opportunity Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the stock’s price may appreciate indefinitely.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Opportunity Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Opportunity Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Opportunity Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Opportunity Fund intends to invest primarily in growth-oriented stocks (stocks that the Advisor selects for their growth potential), the Opportunity Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “value” stocks that are selected because they are undervalued), or that have a broader investment style.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Opportunity Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Opportunity Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

•	Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Opportunity Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Emerging Markets Risk – In addition to the general risks of investing in foreign securities described under “Foreign Securities Risk” above, investments in securities markets of emerging countries, including without limitation, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East, and Africa, are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities of more developed countries.

•	Risks Related to Portfolio Turnover – The Opportunity Fund may sell portfolio securities without regard to the length of time they have been held and, as a result of its trading strategies, the Opportunity Fund will likely have higher portfolio turnover than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover could lower performance of the Opportunity Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Opportunity Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains for shareholders that are taxed at ordinary income tax rates.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Opportunity Fund by showing changes in the Opportunity Fund’s performance for each full calendar year over the life of the Opportunity Fund and by showing how the average annual total returns of the Opportunity Fund compare with those of a broad-based securities market index. How the Opportunity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Opportunity Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Opportunity Fund Calendar Year Returns

The year-to-date return of the Opportunity Fund through March 31, 2012 is 6.82%.

Quarterly Returns During This Time Period

Highest:	7.14% (quarter ended March 31, 2011)
Lowest:	-12.37% (quarter ended September 30, 2011)

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns CM Advisors Opportunity Fund	1 Year	Since Inception	Inception Date
CM Advisors Opportunity Fund Shares	(6.69%)	(3.03%)	Nov 1, 2010
CM Advisors Opportunity Fund Shares - Return After Taxes on Distributions	(8.06%)	(4.25%)	Nov 1, 2010
CM Advisors Opportunity Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(4.20%)	(3.14%)	Nov 1, 2010
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	8.36%	Nov 1, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Opportunity Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CM Advisors Fixed Income Fund
CM ADVISORS FIXED INCOME FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fixed Income Fund (the “Fixed Income Fund”) is to seek to preserve capital and maximize total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Fixed Income Fund CM Advisors Fixed Income Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Fixed Income Fund CM Advisors Fixed Income Fund Shares
Management Fees		0.50%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.31%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	0.83%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fixed Income Fund's Financial Highlights, which reflect the operating expenses of the Fixed Income Fund and do not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fixed Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CM Advisors Fixed Income Fund CM Advisors Fixed Income Fund Shares	85	265	460	1,025

Portfolio Turnover

The Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fixed Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FIXED INCOME FUND

To meet its investment objective, the Fixed Income Fund invests primarily in U.S. dollar denominated fixed income securities that the Advisor believes are undervalued. The Fixed Income Fund may invest in all types of fixed income securities but will typically invest in fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed securities. Under normal circumstances, at least 80% of the Fixed Income Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income investments, which include fixed income securities and shares of other investment companies that invest primarily in fixed income securities. Fixed Income Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

While the Advisor considers potential income from fixed income securities (interest payments to be made on bonds and notes) when evaluating possible investments for the Fixed Income Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Fixed Income Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (e.g., S&P, Moody’s and Fitch) of a fixed income security, both independently and in relation to the Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the Fixed Income Fund); and (ii) offer opportunities for price appreciation.

The Fixed Income Fund may, without limitation, purchase fixed income securities of any credit quality, maturity, or yield. Accordingly, the Fixed Income Fund may hold fixed income securities that receive the highest ratings from Moody’s, S&P, Fitch or a similar rating agency, and fixed income securities that receive lower or the lowest ratings. There is no limitation on the number or amount of lower-rated fixed income securities, such as high-yield or junk bonds, that the Fixed Income Fund may purchase. The Fixed Income Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Fixed Income Fund’s primary focus is investing in fixed income securities, the Fixed Income Fund may invest in cash or cash equivalent positions (for example, shares of money market funds, short-term U.S. Government obligations, commercial paper or repurchase agreements) when the Advisor believes the fixed income securities markets offer limited investment opportunity or are overpriced. The Fixed Income Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND

All investments carry risks, and an investment in the Fixed Income Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fixed Income Fund. To help you understand the risks of investing in the Fixed Income Fund, the principal risks of an investment in the Fixed Income Fund are generally described below:

•	Market Risk – Market risk refers to the risk that the value of securities in the Fixed Income Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fixed Income Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fixed Income Fund’s investment portfolio, national and international economic conditions and general fixed income market conditions.

•	Income Risk – One of the Fixed Income Fund’s primary sources of income will be derived from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fixed Income Fund’s current income will be adversely affected and reduced.

•	Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fixed Income Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fixed Income Fund, especially if the Fixed Income Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures.

•	Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fixed Income Fund’s net asset value. These risks can reduce the value of the Fixed Income Fund’s shares and the income it earns.

•	Credit Risk – Credit risk is the risk that the issuer of a fixed income security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fixed Income Fund’s income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fixed Income Fund’s shares may be reduced. To the extent the Fixed Income Fund invests in lower rated fixed income securities, the Fixed Income Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate and municipal fixed income securities purchased by the Fixed Income Fund may be of any credit quality, maturity or yield. Accordingly, the Fixed Income Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor’s opinion). However, the Fixed Income Fund’s fixed income securities may also include lower-rated securities including, without limitation, high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). The Fixed Income Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor’s independent assessments of the securities creditworthiness) are or may become inaccurate.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Fixed Income Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fixed Income Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Management Style Risk – The share price of the Fixed Income Fund changes daily based on the performance of the securities in which it invests. The ability of the Fixed Income Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fixed Income Fund’s assets and selection of securities. The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fixed Income Fund invests may prove to be incorrect and there is no assurance that the Advisor’s judgment will produce the desired results. In addition, the Fixed Income Fund may allocate its assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fixed Income Fund’s portfolio may be adversely affected.

•	Mortgage Risk – Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fixed Income Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

•	Regional and Sector Risk – Regional and sector risk is the risk that if the Fixed Income Fund invests heavily in securities within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fixed Income Fund’s investments more than if its investments were not so focused. To the extent the Fixed Income Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fixed Income Fund’s portfolio may be negatively affected.

•	Other Investment Companies Risk – Investments in other investment companies subject the Fixed Income Fund to additional operating and management fees and expenses. Fixed Income Fund investors will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fixed Income Fund by showing changes in the Fixed Income Fund’s performance from year to year and by showing how the Fixed Income Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fixed Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Fixed Income Fund Calendar Year Returns

The Fixed Income Fund’s year-to-date return through March 31, 2012 is 0.82%.

Quarterly Returns During This Time Period

Highest:	7.18% (quarter ended September 30, 2007)
Lowest:	-2.80% (quarter ended June 30, 2007)

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns CM Advisors Fixed Income Fund	1 Year	5 Years	Since Inception	Inception Date
CM Advisors Fixed Income Fund Shares	6.11%	7.43%	7.89%	Mar 24, 2006
CM Advisors Fixed Income Fund Shares - Return After Taxes on Distributions	4.62%	5.67%	6.08%	Mar 24, 2006
CM Advisors Fixed Income Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	4.01%	5.33%	5.71%	Mar 24, 2006
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	6.37%	Mar 24, 2006

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fixed Income Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Small Cap Value Fund
Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Small Cap Value Fund (the “Fund”), formerly known as the CM Advisors Value Fund, is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Small Cap Value Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Small Cap Value Fund Class C Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		1.00%
Other Expenses		32.77%
Total Annual Fund Operating Expenses		34.77%
Fee Waivers and Expense Reimbursements	[1]	(32.52%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	2.25%
[1]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board.

Example

This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Fund expenses remains in effect only until July 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CM Advisors Small Cap Value Fund Class C Shares	228	5,405	7,958	10,018

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended February 29, 2012, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To meet its investment objective, the Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2012, the capitalization of the largest company by market cap in the Russell 2000 Value Index was $3.3 billion. The market capitalization of a company in the Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

PRINCIPAL RISKS

All investments carry risks, and an investment in the Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Risks Related to Other Equity Securities - In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY
The Fund is new and therefore does not have a performance history for a full calendar year to report.
CM Advisors Fund
CM ADVISORS FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Advisors Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Fund Class R Shares
Management Fees	[1]	1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		29.15%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	30.41%
Fee Waivers and Expense Reimbursements	[2]	(28.65%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.76%
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor under the Investment Advisory Agreement from 1.25% to 1.00% of the Advisors Fund's average daily net assets.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Advisors Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board of Trustees (the "Board" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in Class R shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same, and the contractual agreement to waive management fees and reimburse other Advisors Fund expenses remains in effect until July 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CM Advisors Fund Class R Shares	179	4,964	7,626	10,194

Portfolio Turnover

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 45 % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. The performance information presented is for Class I shares only which are not offered in this Prospectus. Performance is not shown for Class R shares because they are new and therefore do not have a performance history for a full calendar year to report. Class R shares would have substantially similar annual returns as Class I shares because Class R shares are invested in the same portfolio of securities. The annual returns of Class R shares would differ from the returns of Class I shares only to the extent that the classes do not have the same expenses or inception dates.

How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2012 is 12.59%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009).
Lowest:	-25.65% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns CM Advisors Fund	1 Year	5 Years	Since Inception	Inception Date
Class I Shares	(3.52%)	(3.25%)	2.04%	May 13, 2003
Class I Shares - Return After Taxes on Distributions	(3.56%)	(3.55%)	1.63%	May 13, 2003
Class I Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.24%)	(2.77%)	1.70%	May 13, 2003
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	1.03%	(0.01%)	6.08%	May 13, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CM Advisors Small Cap Value Fund
CM ADVISORS SMALL CAP VALUE FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”), formerly known as the CM Advisors Value Fund, is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Small Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Small Cap Value Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CM Advisors Small Cap Value Fund Class R Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		32.13%
Total Annual Fund Operating Expenses		33.38%
Fee Waivers and Expense Reimbursements	[1]	(31.88%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.50%
[1]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board.

Example

This Example is intended to help you compare the cost of investing in Class R shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2013 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CM Advisors Small Cap Value Fund Class R Shares	153	5,240	7,850	10,081

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the fiscal period ended February 29, 2012, the Small Cap Value Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2012 , the capitalization of the largest company by market cap in the Russell 2000 Value Index was $ 3.3 billion. The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Risks Related to Other Equity Securities - In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY
The Small Cap Value Fund is new and therefore does not have a performance history for a full calendar year to report.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	CM ADVISORS FAMILY OF FUNDS
CIK	dei_EntityCentralIndexKey	0001208252
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun 28, 2012
Effective Date	dei_DocumentEffectiveDate	Jul 1, 2012
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
CM Advisors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Advisors Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 45 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor under the Investment Advisory Agreement from 1.25% to 1.00% of the Advisors Fund's average daily net assets.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class I shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Advisors Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund's Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Fund Class I shares Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2012 is 12.59%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009)
Lowest:	-25.65% (quarter ended December 31, 2008)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	12.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.65%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capitol loss on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capitol loss on the sale of Fund shares.

CM Advisors Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMAFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	133
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	415
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	718
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,579
2004	rr_AnnualReturn2004	6.69%
2005	rr_AnnualReturn2005	10.11%
2006	rr_AnnualReturn2006	12.71%
2007	rr_AnnualReturn2007	(7.02%)
2008	rr_AnnualReturn2008	(33.76%)
2009	rr_AnnualReturn2009	27.88%
2010	rr_AnnualReturn2010	11.54%
2011	rr_AnnualReturn2011	(3.52%)
1 Year	rr_AverageAnnualReturnYear01	(3.52%)
5 Years	rr_AverageAnnualReturnYear05	(3.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.56%)
5 Years	rr_AverageAnnualReturnYear05	(3.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Fund | Class I Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.24%)
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2003
CM Advisors Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS SMALL CAP VALUE FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”), formerly known as the CM Advisors Value Fund, is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Small Cap Value Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the fiscal period ended February 29, 2012, the Small Cap Value Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class I shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2013 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization companies (“small cap”) that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2012 , the capitalization of the largest company by market cap in the Russell 2000 Value Index was $ 3.3 billion. The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Risks Related to Other Equity Securities - In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Small Cap Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Small Cap Value Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Small Cap Value Fund is new and therefore does not have a performance history for a full calendar year to report.
CM Advisors Small Cap Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMOVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.10%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,036
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,956
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,310
CM Advisors Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS OPPORTUNITY FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Opportunity Fund (the “Opportunity Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Opportunity Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Opportunity Fund’s performance. During the most recent fiscal year, the Opportunity Fund’s portfolio turnover rate was 820% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	820.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Opportunity Fund's Financial Highlights, which reflect the operating expenses of the Opportunity Fund and do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Opportunity Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Opportunity Fund expenses remains in effect only until July 1, 2013 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE OPPORTUNITY FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Opportunity Fund invests primarily in common stocks of small cap U.S. companies that the Advisor believes show a high probability of superior prospects for above average growth. The Opportunity Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Growth Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Growth Index is a broad index of small capitalization stocks. As of May 31, 2012 , the capitalization of the largest company by market cap in the Russell 2000 Growth Index was $ 4.0 billion. The market capitalization of a company in the Opportunity Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling. The Fund will also invest in shares of small cap foreign issuers in the form of ADRs and shares of other RICs, including ETFs, that invest primarily in common stocks of small cap companies.

The Opportunity Fund invests in a broadly diversified number of equity securities, selected using a “bottom up” investment approach of extensively analyzing the financial and overall economic conditions of each potential investment. In particular, under this “bottom up” approach, the Advisor analyzes various factors such as capitalization/liquidity ratios, growth ratios (e.g., sales growth, earnings per share and internal profitability), catalyst events (e.g., earnings’ revisions, earnings’ surprises or disappointments, management changes and product introductions), valuation ratios (e.g., price to sales and price to earnings) and volatility ratios.

The Opportunity Fund may invest up to 50% of its net assets in other RICs. RICs include open-end mutual funds, closed-end funds and ETFs, and incur management fees and other operating expenses. A closed-end fund is a fund that has a set number of shares outstanding and trades like a stock on a stock exchange. ETFs generally consist of portfolios of stocks which closely track the performance and dividend yield of an index, either broad based, sector or international. ETFs trade like common stocks and can be bought and sold throughout a trading day.

The Opportunity Fund may utilize a strategy of short selling securities, including ETFs, to reduce volatility and enhance potential investment gain. The Opportunity Fund may engage in two types of short sales. Securities may be sold “against the box” or outright. A short sale “against the box” means that securities the Opportunity Fund already owns are sold, but not delivered. Instead, these securities are segregated and pledged against the short position. When the short sale is closed out, the securities owned are released. Outright short selling involves the sale of securities not presently owned by the Opportunity Fund. If the Opportunity Fund does not purchase that security in the same day as the sale, the security must be borrowed (typically, from a broker/dealer). At the time an outright short sale is affected, the Opportunity Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases the security for delivery to the lender. Any gain or loss on the transaction is taxable as a short-term capital gain or loss. The Opportunity Fund may also invest in RICs that seek investment results that are inverse to those of an index.

The Opportunity Fund may invest up to 25% of its net assets in foreign securities traded on foreign exchanges. The Opportunity Fund may also invest in ADRs and ETFs that invest primarily in foreign securities. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. The Opportunity Fund will invest in foreign securities when, in the Advisor’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective.

While the Opportunity Fund’s primary focus is on investments in common stocks of small cap companies, the Fund may invest in cash or cash equivalent positions when the Advisor believes the equity markets offer limited investment opportunity or are overpriced. The Opportunity Fund may hold as much as 50% to 100% of the Opportunity Fund’s portfolio in cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity markets to offer more attractive opportunities.

In addition, the Opportunity Fund retains the flexibility to invest in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Opportunity Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Opportunity Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE OPPORTUNITY FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Opportunity Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Opportunity Fund. To help you understand the risks of investing in the Opportunity Fund, the principal risks of an investment in the Opportunity Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Opportunity Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Opportunity Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Opportunity Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Short Selling Risk – The risk of price increases is the principal risk of engaging in short sales. The Opportunity Fund may suffer significant losses if the Fund establishes a short position by selling borrowed stock and the stock sold short appreciates rather than depreciates in value, since the price to replace the borrowed shares would be greater than the price the security was sold for by the Fund. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Opportunity Fund could be forced to cover the short position earlier than the Fund otherwise would. If the Opportunity Fund does not have the assets to cover a short sale, then the Fund’s potential losses on the short will be unlimited because the stock’s price may appreciate indefinitely.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Opportunity Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Opportunity Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Opportunity Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Opportunity Fund intends to invest primarily in growth-oriented stocks (stocks that the Advisor selects for their growth potential), the Opportunity Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “value” stocks that are selected because they are undervalued), or that have a broader investment style.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Opportunity Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Opportunity Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

•	Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Opportunity Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

•	Emerging Markets Risk – In addition to the general risks of investing in foreign securities described under “Foreign Securities Risk” above, investments in securities markets of emerging countries, including without limitation, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East, and Africa, are generally less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities of more developed countries.

•	Risks Related to Portfolio Turnover – The Opportunity Fund may sell portfolio securities without regard to the length of time they have been held and, as a result of its trading strategies, the Opportunity Fund will likely have higher portfolio turnover than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover could lower performance of the Opportunity Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Opportunity Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains for shareholders that are taxed at ordinary income tax rates.

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Opportunity Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Opportunity Fund by showing changes in the Opportunity Fund’s performance for each full calendar year over the life of the Opportunity Fund and by showing how the average annual total returns of the Opportunity Fund compare with those of a broad-based securities market index. How the Opportunity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Opportunity Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Opportunity Fund by showing changes in the Opportunity Fund's performance for each full calendar year over the life of the Opportunity Fund and by showing how the average annual total returns of the Opportunity Fund compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Opportunity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Opportunity Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Opportunity Fund Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Opportunity Fund through March 31, 2012 is 6.82%.

Quarterly Returns During This Time Period

Highest:	7.14% (quarter ended March 31, 2011)
Lowest:	-12.37% (quarter ended September 30, 2011)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	6.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.37%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Opportunity Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capitol loss on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Opportunity Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CM Advisors Opportunity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
CM Advisors Opportunity Fund | CM Advisors Opportunity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMOGX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.32%	[3]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(10.71%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[3],[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	164
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,528
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	4,559
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	8,470
2011	rr_AnnualReturn2011	(6.69%)
1 Year	rr_AverageAnnualReturnYear01	(6.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
CM Advisors Opportunity Fund | CM Advisors Opportunity Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
CM Advisors Opportunity Fund | CM Advisors Opportunity Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 2010
CM Advisors Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS FIXED INCOME FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Fixed Income Fund (the “Fixed Income Fund”) is to seek to preserve capital and maximize total return.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fixed Income Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fixed Income Fund’s performance. During the most recent fiscal year, the Fixed Income Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fixed Income Fund's Financial Highlights, which reflect the operating expenses of the Fixed Income Fund and do not include "Acquired Fund Fees and Expenses."
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fixed Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FIXED INCOME FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Fixed Income Fund invests primarily in U.S. dollar denominated fixed income securities that the Advisor believes are undervalued. The Fixed Income Fund may invest in all types of fixed income securities but will typically invest in fixed income securities such as corporate bonds, U.S. government securities and mortgage-backed securities. Under normal circumstances, at least 80% of the Fixed Income Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income investments, which include fixed income securities and shares of other investment companies that invest primarily in fixed income securities. Fixed Income Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

While the Advisor considers potential income from fixed income securities (interest payments to be made on bonds and notes) when evaluating possible investments for the Fixed Income Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Fixed Income Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (e.g., S&P, Moody’s and Fitch) of a fixed income security, both independently and in relation to the Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities and yields then targeted for the Fixed Income Fund); and (ii) offer opportunities for price appreciation.

The Fixed Income Fund may, without limitation, purchase fixed income securities of any credit quality, maturity, or yield. Accordingly, the Fixed Income Fund may hold fixed income securities that receive the highest ratings from Moody’s, S&P, Fitch or a similar rating agency, and fixed income securities that receive lower or the lowest ratings. There is no limitation on the number or amount of lower-rated fixed income securities, such as high-yield or junk bonds, that the Fixed Income Fund may purchase. The Fixed Income Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Fixed Income Fund’s primary focus is investing in fixed income securities, the Fixed Income Fund may invest in cash or cash equivalent positions (for example, shares of money market funds, short-term U.S. Government obligations, commercial paper or repurchase agreements) when the Advisor believes the fixed income securities markets offer limited investment opportunity or are overpriced. The Fixed Income Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the fixed income securities markets to offer more attractive opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Fixed Income Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fixed Income Fund. To help you understand the risks of investing in the Fixed Income Fund, the principal risks of an investment in the Fixed Income Fund are generally described below:

•	Market Risk – Market risk refers to the risk that the value of securities in the Fixed Income Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fixed Income Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fixed Income Fund’s investment portfolio, national and international economic conditions and general fixed income market conditions.

•	Income Risk – One of the Fixed Income Fund’s primary sources of income will be derived from the receipt of interest payments from fixed income securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fixed Income Fund’s current income will be adversely affected and reduced.

•	Interest Rate Risk – The price of a fixed income security is dependent upon interest rates. The share price and total return of the Fixed Income Fund, when investing a significant portion of its assets in fixed income securities, will vary in response to changes in interest rates. A rise in interest rates will cause the value of fixed income securities to decrease. Conversely, a decrease in interest rates will cause the value of fixed income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fixed Income Fund, especially if the Fixed Income Fund is holding a significant portion of its assets in fixed income securities that are particularly sensitive to interest rate fluctuations, such as fixed income securities with long-term maturities, zero coupon bonds, and debentures.

•	Junk Bonds or Lower-Rated Securities Risk – Fixed income securities rated below Baa by Moody’s and BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed income securities. Lower-rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fixed Income Fund’s net asset value. These risks can reduce the value of the Fixed Income Fund’s shares and the income it earns.

•	Credit Risk – Credit risk is the risk that the issuer of a fixed income security (including corporate, government and mortgage-backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fixed Income Fund’s income will be reduced. If the issuer fails to repay principal, the value of that security and of the Fixed Income Fund’s shares may be reduced. To the extent the Fixed Income Fund invests in lower rated fixed income securities, the Fixed Income Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated fixed income securities.

Corporate and municipal fixed income securities purchased by the Fixed Income Fund may be of any credit quality, maturity or yield. Accordingly, the Fixed Income Fund’s fixed income securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Advisor’s opinion). However, the Fixed Income Fund’s fixed income securities may also include lower-rated securities including, without limitation, high-yield securities (“junk bonds”) rated below Baa by Moody’s or BBB by S&P or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). The Fixed Income Fund’s fixed income security investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Advisor’s independent assessments of the securities creditworthiness) are or may become inaccurate.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Fixed Income Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fixed Income Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Management Style Risk – The share price of the Fixed Income Fund changes daily based on the performance of the securities in which it invests. The ability of the Fixed Income Fund to meet its investment objective is directly related to the Advisor’s allocation of the Fixed Income Fund’s assets and selection of securities. The Advisor’s judgments about the attractiveness, value, and potential income and appreciation of particular fixed income securities, cash or cash equivalents or other securities in which the Fixed Income Fund invests may prove to be incorrect and there is no assurance that the Advisor’s judgment will produce the desired results. In addition, the Fixed Income Fund may allocate its assets so as to under-emphasize or over-emphasize fixed income securities, cash or cash equivalents, or other investments under the wrong market conditions, in which case the value of the Fixed Income Fund’s portfolio may be adversely affected.

•	Mortgage Risk – Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fixed Income Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

•	Regional and Sector Risk – Regional and sector risk is the risk that if the Fixed Income Fund invests heavily in securities within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fixed Income Fund’s investments more than if its investments were not so focused. To the extent the Fixed Income Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fixed Income Fund’s portfolio may be negatively affected.

•	Other Investment Companies Risk – Investments in other investment companies subject the Fixed Income Fund to additional operating and management fees and expenses. Fixed Income Fund investors will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Fixed Income Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fixed Income Fund by showing changes in the Fixed Income Fund’s performance from year to year and by showing how the Fixed Income Fund’s average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fixed Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fixed Income Fund by showing changes in the Fixed Income Fund's performance from year to year and by showing how the Fixed Income Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fixed Income Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	CM Advisors Fixed Income Fund Calendar Year Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fixed Income Fund’s year-to-date return through March 31, 2012 is 0.82%.

Quarterly Returns During This Time Period

Highest:	7.18% (quarter ended September 30, 2007)
Lowest:	-2.80% (quarter ended June 30, 2007)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Year to Date Return	rr_BarChartYearToDateReturn	0.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2007
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fixed Income Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fixed Income Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

CM Advisors Fixed Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2006
CM Advisors Fixed Income Fund | CM Advisors Fixed Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[5]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	85
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	265
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	460
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,025
2007	rr_AnnualReturn2007	10.46%
2008	rr_AnnualReturn2008	(0.15%)
2009	rr_AnnualReturn2009	13.29%
2010	rr_AnnualReturn2010	7.93%
2011	rr_AnnualReturn2011	6.11%
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2006
CM Advisors Fixed Income Fund | CM Advisors Fixed Income Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2006
CM Advisors Fixed Income Fund | CM Advisors Fixed Income Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	5.33%
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2006
CM Advisors Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Small Cap Value Fund (the “Fund”), formerly known as the CM Advisors Value Fund, is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period ended February 29, 2012, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class C shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class C shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Fund expenses remains in effect only until July 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2012, the capitalization of the largest company by market cap in the Russell 2000 Value Index was $3.3 billion. The market capitalization of a company in the Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Risks Related to Other Equity Securities - In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year to report.
CM Advisors Small Cap Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMCOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	32.77%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	34.77%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(32.52%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.25%	[6]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	228
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	5,405
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,958
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	10,018
CM Advisors Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Fund (the “Advisors Fund”) is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Advisors Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Advisors Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Advisors Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Advisors Fund’s performance. During the most recent fiscal year, the Advisors Fund’s portfolio turnover rate was 45 % of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor under the Investment Advisory Agreement from 1.25% to 1.00% of the Advisors Fund's average daily net assets.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class R shares of the Advisors Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Advisors Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advisors Fund’s operating expenses remain the same, and the contractual agreement to waive management fees and reimburse other Advisors Fund expenses remains in effect until July 1, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE ADVISORS FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Advisors Fund invests primarily in equity securities of companies that the Advisor believes are undervalued. The Advisors Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, and warrants). In addition, the Advisors Fund retains the flexibility to invest in fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities.

Equity Securities. In selecting equity securities for the Advisors Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Advisors Fund may invest in equity securities of companies of any size or in any sector. The Advisors Fund’s equity securities may be traded on a national securities exchange or over-the-counter.

Fixed Income Securities. While income from fixed income securities (i.e., interest payments made on bonds and notes) will be a consideration in analyzing potential fixed income securities for the Advisors Fund, the Advisor’s primary criteria for fixed income securities relates to their appreciation potential. In selecting fixed income securities for the Advisors Fund, the Advisor generally:

•	Reviews the maturity, yield, and ratings from nationally recognized statistical rating organizations (including Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”)) of a fixed income security, both independently and in relation to the Advisors Fund’s current portfolio;

•	Analyzes the current and projected financial and economic conditions of the issuer and the market for its securities using proprietary research models; and

•	Seeks to purchase fixed income securities that the Advisor believes (i) fit the desired mix of fixed income securities for the portfolio (e.g., the types of securities, maturities, and yields then targeted for the Advisors Fund); and (ii) offer opportunities for price appreciation.

The Advisors Fund may, without limitation, purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Advisors Fund may also, without limitation, purchase fixed income securities in any sector and issued by any size company, municipality or government body.

While the Advisors Fund’s primary focus is on investments in equity and fixed income securities, the Advisors Fund may invest in cash or cash equivalent positions when the Advisor believes the equity and fixed income securities markets offer limited investment opportunity or are overpriced. The Advisors Fund may hold cash or cash equivalent positions for extended periods of time while the Advisor waits for the equity and fixed income securities markets to offer more attractive opportunities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE ADVISORS FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Advisors Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Advisors Fund. To help you understand the risks of investing in the Advisors Fund, the principal risks of an investment in the Advisors Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Advisors Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Advisors Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Advisors Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Advisors Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Advisors Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Advisors Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Advisors Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Advisors Fund’s portfolio will be adversely affected.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

•	Credit Risk – The Advisors Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of their fixed income securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Advisors Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Advisors Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Advisors Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Advisors Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Other Investment Companies Risk – Investments in other investment companies subject the Advisors Fund to additional operating and management fees and expenses. Investors in the Advisors Fund will indirectly bear fees and expenses charged by the underlying investment company in which the Fund invests, in addition to the Fund’s direct fees and expenses. Other investment companies are also subject to the risks of the underlying securities in which they invest.

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Advisors Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index. The performance information presented is for Class I shares only which are not offered in this Prospectus. Performance is not shown for Class R shares because they are new and therefore do not have a performance history for a full calendar year to report. Class R shares would have substantially similar annual returns as Class I shares because Class R shares are invested in the same portfolio of securities. The annual returns of Class R shares would differ from the returns of Class I shares only to the extent that the classes do not have the same expenses or inception dates.

How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Advisors Fund by showing changes in the performance of the Advisors Fund's Class I shares from year to year and by showing how the average annual total returns of Class I shares for one year, five years, and since inception compare with those of a broad-based securities market index.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance is not shown for Class R shares because they are new and therefore do not have a performance history for a full calendar year to report.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-859-5856
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Advisors Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock

The year-to-date return of the Advisors Fund’s Class I shares through March 31, 2012 is 12.59%.

Quarterly Returns During This Time Period

Highest:	18.76% (quarter ended June 30, 2009).
Lowest:	-25.65% (quarter ended December 31, 2008).

Bar Chart, Returns for Class Not Offered in Prospectus	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance information presented is for Class I shares only which are not offered in this Prospectus.
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capitol loss on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Advisors Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

CM Advisors Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMFRX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	29.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	30.41%	[1]
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(28.65%)	[7]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.76%	[7]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	179
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	4,964
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,626
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	10,194
CM Advisors Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	CM ADVISORS SMALL CAP VALUE FUND Fund Summary
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the CM Advisors Small Cap Value Fund (the “Small Cap Value Fund”), formerly known as the CM Advisors Value Fund, is long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Small Cap Value Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund’s performance. During the fiscal period ended February 29, 2012, the Small Cap Value Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in Class R shares of the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class R shares of the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2013 . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization (“small cap”) companies that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies (“RICs”), such as exchange traded funds (“ETFs”), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days’ prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2012 , the capitalization of the largest company by market cap in the Russell 2000 Value Index was $ 3.3 billion. The market capitalization of a company in the Small Cap Value Fund’s portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., shares of money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be “investment grade” securities rated in one of the four highest rating categories by any nationally recognized rating agencies or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund’s portfolio, the Advisor:

•	Applies research models to determine a company’s intrinsic value. Intrinsic value is a concept that refers to what a company is “really” worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company’s real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company’s market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company’s securities is above the Advisor’s determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise.

•	Compares the company’s intrinsic value to the market prices of the company’s securities; and

•	Seeks to purchase equity securities of companies that appear to be “bargains” (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company’s intrinsic value, the Advisor’s research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company’s business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

•	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund’s portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund’s portfolio) may decline, regardless of their long-term prospects.

•	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor’s access to information about the companies and the stability of the markets for the companies’ securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited that the market for larger companies.

•	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund’s performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., “growth” stocks selected for growth potential), or that have a broader investment style.

•	Business and Sector Risk – From time to time, a particular set of circumstances may affect a particular sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. To the extent the Small Cap Value Fund invests heavily in a particular sector that experiences such a negative impact, the value of the Small Cap Value Fund’s portfolio will be adversely affected.

•	Interest Rate Risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality.

•	Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund’s fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to extent it is invested in fixed income securities with longer maturities.

•	Credit Risk – The Small Cap Value Fund’s fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These “credit risks” are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody’s, S&P or Fitch and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

•	Risks Related to Other Equity Securities - In addition to common stocks, the equity securities in the Small Cap Value Fund’s portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

•	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund’s investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Fund’s investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

May Lose Money	rr_RiskLoseMoney	You may lose money on your investment in the Small Cap Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Small Cap Value Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Small Cap Value Fund is new and therefore does not have a performance history for a full calendar year to report.
CM Advisors Small Cap Value Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMRVX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	32.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	33.38%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(31.88%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[8]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	5,240
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	7,850
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	10,081

[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect a contractual reduction in the Management Fees due to the Advisor under the Investment Advisory Agreement from 1.25% to 1.00% of the Advisors Fund's average daily net assets.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board.
[3]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Opportunity Fund's Financial Highlights, which reflect the operating expenses of the Opportunity Fund and do not include "Acquired Fund Fees and Expenses."
[4]	The Advisor has entered into an Expense Limitation Agreement with the Opportunity Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Trustees.
[5]	"Total Annual Fund Operating Expenses" will not correlate to the ratios of expenses to average net assets in the Fixed Income Fund's Financial Highlights, which reflect the operating expenses of the Fixed Income Fund and do not include "Acquired Fund Fees and Expenses."
[6]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board.
[7]	The Advisor has entered into an Expense Limitation Agreement with the Advisors Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments, if any, under a Rule 12b-1 Plan) to not more than 1.50% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board of Trustees (the "Board" or "Trustees").
[8]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2013 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, extraordinary expenses and payments under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2013 without the approval of the Board.